Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	METLIFE INC
Entity Central Index Key	0001099219
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Entity Current Reporting Status	Yes